Summary of Significant Accounting Policies, Net Income (loss) per Ordinary Shares (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding (in shares)	1	1		1
Diluted weighted average shares outstanding (in shares)	1	1		1
Earnings Per Share, Basic	$ (5,000)	$ (713,794)		$ (2,134,199)
Earnings Per Share, Diluted	$ (5,000)	$ (713,794)		$ (2,134,199)
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Numerator [Abstract]
Undistributed Earnings, Basic		$ 1,313,094	$ 189,558	$ 1,207,966	$ 361,341	$ (1,320,475)	$ 859,540
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding (in shares)		3,799,016	3,690,831	3,922,090	7,485,358	6,071,500	15,449,000
Diluted weighted average shares outstanding (in shares)		3,799,016	3,690,831	3,922,090	7,485,358	6,071,500	15,449,000
Earnings Per Share, Basic		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Earnings Per Share, Diluted		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Numerator [Abstract]
Undistributed Earnings, Basic		$ 1,291,832	$ 191,955	$ 1,151,113	$ 180,421	$ (812,860)	$ 207,944
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding (in shares)		3,737,500	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500
Diluted weighted average shares outstanding (in shares)		3,737,500	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500
Earnings Per Share, Basic		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Earnings Per Share, Diluted		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06